John Hancock

International Dynamic Growth Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 96.1%		$276,451,485
(Cost $264,365,721)

Australia 1.0%		2,865,092
CSL, Ltd.	18,361	2,865,092

Brazil 2.7%		7,811,298
Banco do Brasil SA	215,600	2,780,623
Magazine Luiza SA	72,800	5,030,675

Canada 3.4%		9,683,344
CAE, Inc.	108,100	2,915,047
Lululemon Athletica, Inc. (A)	19,915	3,805,557
Restaurant Brands International, Inc.	40,200	2,962,740

China 7.3%		21,079,653
Alibaba Group Holding, Ltd., ADR (A)	55,129	9,543,381
Kweichow Moutai Company, Ltd., Class A	11,756	1,648,699
Ping An Insurance Group Company of China, Ltd., H Shares	341,000	4,018,962
Shanghai International Airport Company Ltd.	84,098	1,004,305
Tencent Holdings, Ltd.	104,400	4,864,306

Denmark 0.8%		2,404,473
Coloplast A/S, B Shares	20,587	2,404,473

France 13.9%		39,916,321
Airbus SE	94,372	13,340,546
Dassault Systemes SE	38,696	5,886,318
L’Oreal SA	11,026	2,950,171
LVMH Moet Hennessy Louis Vuitton SE	24,211	10,000,602
Teleperformance	36,941	7,738,684

Germany 7.3%		21,074,556
adidas AG	11,224	3,577,580
Carl Zeiss Meditec AG, Bearer Shares	35,967	3,940,884
Deutsche Boerse AG	20,980	2,912,504
Nemetschek SE	52,544	2,921,305
Symrise AG	41,135	3,790,303
Vonovia SE	80,533	3,931,980

Hong Kong 3.0%		8,716,780
AIA Group, Ltd.	851,600	8,716,780

India 1.8%		5,163,011
HDFC Bank, Ltd., ADR	22,790	2,620,394
Larsen & Toubro, Ltd., GDR	127,178	2,542,617

Indonesia 1.8%		5,264,579
Bank Rakyat Indonesia Persero Tbk PT	16,613,900	5,264,579

Israel 4.1%		11,692,660
CyberArk Software, Ltd. (A)	62,051	8,617,643
Nice, Ltd., ADR (A)	20,135	3,075,017

Italy 2.9%		8,469,793
Davide Campari-Milano SpA	446,004	4,148,017
Ferrari NV	26,830	4,321,776

Japan 5.9%		16,979,561
Anritsu Corp. (B)	169,540	3,111,717

2 JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

			Shares	Value
Japan (continued)
Keyence Corp.			7,050	$4,045,636
Kobe Bussan Company, Ltd.			88,800	4,960,445
Shiseido Company, Ltd.			36,700	2,700,554
Sony Corp.			38,000	2,161,209

Netherlands 9.2%				26,301,870
Adyen NV (A)(C)			8,726	6,593,260
ASML Holding NV			30,122	6,711,927
InterXion Holding NV (A)			52,300	3,938,190
Royal Dutch Shell PLC, A Shares			168,643	5,311,501
Wolters Kluwer NV			51,693	3,746,992

New Zealand 1.4%				4,080,753
Xero, Ltd. (A)			92,698	4,080,753

Peru 0.4%				1,091,694
Credicorp, Ltd.			5,008	1,091,694

South Korea 0.5%				1,362,157
SK Hynix, Inc.			21,279	1,362,157

Switzerland 8.8%				25,366,758
Lonza Group AG (A)			9,692	3,320,030
Nestle SA			123,761	13,129,459
Novartis AG			59,248	5,432,974
Straumann Holding AG			4,271	3,484,295

Taiwan 2.1%				6,096,090
Taiwan Semiconductor Manufacturing Company, Ltd., ADR			143,000	6,096,090

United Kingdom 9.3%				26,723,979
AstraZeneca PLC			70,918	6,126,887
Diageo PLC			204,879	8,543,504
Experian PLC			125,744	3,813,715
Rentokil Initial PLC			857,952	4,532,915
SSP Group PLC			433,374	3,706,958

United States 8.5%				24,307,063
Adobe, Inc. (A)			31,976	9,556,347
Alphabet, Inc., Class A (A)			950	1,157,290
ServiceNow, Inc. (A)			14,289	3,963,626
Visa, Inc., Class A			54,100	9,629,800
Exchange-traded funds 1.8%				$5,149,440
(Cost $5,185,076)
iShares Core MSCI Total International Stock ETF			89,400	5,149,440
Participatory notes 1.9%				$5,390,448
(Cost $4,932,455)
Kweichow Moutai Company, Ltd., issued by HSBC Bank PLC, 12-04-24 (A)			22,300	3,127,424
Shanghai International Airport Company, Ltd., issued by JPMorgan Chase & Co., 02-23-21 (A)			189,500	2,263,024

	Yield (%)		Shares	Value
Securities lending collateral 0.7%				$2,097,731
(Cost $2,097,851)
John Hancock Collateral Trust (D)	2.4297	(E)	209,633	2,097,731

Total investments (Cost $276,581,103) 100.5%				$289,089,104
Other assets and liabilities, net (0.5%)				(1,502,002)
Total net assets 100.0%				$287,587,102

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND 3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $1,997,432.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	The rate shown is the annualized seven-day yield as of 7-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The fund had the following sector composition as a percentage of net assets on 7-31-19:

Information technology	27.8%
Consumer discretionary	15.7%
Industrials	14.5%
Consumer staples	14.3%
Financials	11.3%
Health care	9.5%
Communication services	2.1%
Energy	1.9%
Real estate	1.4%
Materials	1.3%
Short-term investments and other	0.2%
TOTAL	100.0%

4 JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$2,865,092	—	$2,865,092	—
Brazil	7,811,298	$7,811,298	—	—
Canada	9,683,344	9,683,344	—	—
China	21,079,653	9,543,381	11,536,272	—
Denmark	2,404,473	—	2,404,473	—
France	39,916,321	—	39,916,321	—
Germany	21,074,556	—	21,074,556	—
Hong Kong	8,716,780	—	8,716,780	—
India	5,163,011	2,620,394	2,542,617	—
Indonesia	5,264,579	—	5,264,579	—
Israel	11,692,660	11,692,660	—	—
Italy	8,469,793	4,321,776	4,148,017	—
Japan	16,979,561	—	16,979,561	—
Netherlands	26,301,870	3,938,190	22,363,680	—
New Zealand	4,080,753	—	4,080,753	—
Peru	1,091,694	1,091,694	—	—
South Korea	1,362,157	—	1,362,157	—
Switzerland	25,366,758	—	25,366,758	—
Taiwan	6,096,090	6,096,090	—	—
United Kingdom	26,723,979	—	26,723,979	—

5

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United States	24,307,063	24,307,063	—	—
Exchange-traded funds	5,149,440	5,149,440	—	—
Participatory notes	5,390,448	—	5,390,448	—
Securities lending collateral	2,097,731	2,097,731	—	—
Total investments in securities	$289,089,104	$88,353,061	$200,736,043	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	211,348	(1,715)	209,633	—	—	$38	($120)	$2,097,731

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

6

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

474Q3 07/19
This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund.	9/19